Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares of Nokia Corporation
Amount Registered | shares	33,330,948
Proposed Maximum Offering Price per Unit	4.98
Maximum Aggregate Offering Price	$ 165,988,121.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,412.78
Offering Note
(1)
American Depositary Receipts evidencing American Depositary Shares (“ADSs”) issuable on deposit of ordinary shares (the “Shares”) of Nokia Corporation (the “Registrant”) have been registered pursuant to separate Registration Statements on Form
F-6
(Registration Nos.
333-105373
and
333-182900)
and currently are traded on the New York Stock Exchange under the ticker symbol “NOK.” Each ADS represents one Share. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”) shall also cover any additional Shares that become deliverable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding Shares to be offered or sold pursuant to the Plans, as defined below.

(2)
Represents Shares which may be issued upon the vesting and settlement of restricted stock units (“RSUs”) granted pursuant to the Infinera Corporation Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”) and the Notice of Grant of Restricted Stock Units under the 2016 Plan and previously awarded to certain officers or employees of Infinera Corporation, a wholly-owned subsidiary of the Registrant (“Infinera”).

(4)
Estimated pursuant to Rules 457(c) and (h) under the Securities Act of 1933 solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the Nokia Corporation ADSs, as reported on the New York Stock Exchange on February 21, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares of Nokia Corporation
Amount Registered | shares	6,999,685
Proposed Maximum Offering Price per Unit	4.98
Maximum Aggregate Offering Price	$ 34,858,431.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,336.83
Offering Note
(1)
American Depositary Receipts evidencing American Depositary Shares (“ADSs”) issuable on deposit of ordinary shares (the “Shares”) of Nokia Corporation (the “Registrant”) have been registered pursuant to separate Registration Statements on Form
F-6
(Registration Nos.
333-105373
and
333-182900)
and currently are traded on the New York Stock Exchange under the ticker symbol “NOK.” Each ADS represents one Share. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”) shall also cover any additional Shares that become deliverable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding Shares to be offered or sold pursuant to the Plans, as defined below.

(3)
Represents Shares which may be issued upon the vesting and settlement of RSUs granted upon the vesting and settlement of performance shares granted pursuant to the 2016 Plan and the Notice of Grant of Performance Shares under the 2016 Plan and previously awarded to certain officers or employees of Infinera.

(4)
Estimated pursuant to Rules 457(c) and (h) under the Securities Act of 1933 solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the Nokia Corporation ADSs, as reported on the New York Stock Exchange on February 21, 2025.